Segmented Financial Information - Information By Reportable Segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Petroleum and natural gas sales	$ 1,805,919	$ 1,428,870
Royalties	(320,241)	(313,754)
Revenue, net of royalties	1,485,678	1,115,116
Expenses
Operating	397,716	311,592
Transportation	43,942	36,869
Blending and other	68,795	68,832
General and administrative	45,469	45,825
Transaction costs	0	13,074
Exploration and evaluation	11,764	21,729
Depletion and depreciation	731,686	558,684
Impairment	187,822	285,341
Share-based compensation	15,894	19,534
Financing and interest	125,865	119,086
Financial derivatives loss (gain)	7,197	(43,550)
Foreign exchange (gain) loss	(61,787)	108,294
Gain on dispositions	(2,238)	(1,946)
Other income	(7,526)	(1,172)
Total expenses	1,564,599	1,542,192
Net loss before income taxes	(78,921)	(427,076)
Income tax (recovery) expense
Current income tax expense (recovery)	2,093	(35)
Deferred income tax expense (recovery)	(68,555)	(101,732)
Income tax recovery	(66,462)	(101,767)
Net income (loss)	(12,459)	(325,309)
Operating segments | Canada
Revenue [abstract]
Petroleum and natural gas sales	1,077,724	619,215
Royalties	(107,467)	(72,700)
Revenue, net of royalties	970,257	546,515
Expenses
Operating	298,303	221,717
Transportation	43,942	36,869
Blending and other	68,795	68,832
General and administrative	0	0
Transaction costs	0	0
Exploration and evaluation	11,764	10,580
Depletion and depreciation	463,501	294,925
Impairment	187,822	65,000
Share-based compensation	0	0
Financing and interest	0	0
Financial derivatives loss (gain)	0	0
Foreign exchange (gain) loss	0	0
Gain on dispositions	(2,238)	(1,946)
Other income	0	0
Total expenses	1,071,889	695,977
Net loss before income taxes	(101,632)	(149,462)
Income tax (recovery) expense
Current income tax expense (recovery)	101	0
Deferred income tax expense (recovery)	(32,942)	(40,723)
Income tax recovery	(32,841)	(40,723)
Net income (loss)	(68,791)	(108,739)
Total oil and natural gas capital expenditures	376,543	300,299
Operating segments | U.S.
Revenue [abstract]
Petroleum and natural gas sales	728,195	809,655
Royalties	(212,774)	(241,054)
Revenue, net of royalties	515,421	568,601
Expenses
Operating	99,413	89,875
Transportation	0	0
Blending and other	0	0
General and administrative	0	0
Transaction costs	0	0
Exploration and evaluation	0	11,149
Depletion and depreciation	261,766	261,709
Impairment	0	220,341
Share-based compensation	0	0
Financing and interest	0	0
Financial derivatives loss (gain)	0	0
Foreign exchange (gain) loss	0	0
Gain on dispositions	0	0
Other income	0	0
Total expenses	361,179	583,074
Net loss before income taxes	154,242	(14,473)
Income tax (recovery) expense
Current income tax expense (recovery)	1,992	(35)
Deferred income tax expense (recovery)	10,055	(26,049)
Income tax recovery	12,047	(26,084)
Net income (loss)	142,195	11,611
Total oil and natural gas capital expenditures	177,928	193,604
Corporate
Revenue [abstract]
Petroleum and natural gas sales	0	0
Royalties	0	0
Revenue, net of royalties	0	0
Expenses
Operating	0	0
Transportation	0	0
Blending and other	0	0
General and administrative	45,469	45,825
Transaction costs	0	13,074
Exploration and evaluation	0	0
Depletion and depreciation	6,419	2,050
Impairment	0	0
Share-based compensation	15,894	19,534
Financing and interest	125,865	119,086
Financial derivatives loss (gain)	7,197	(43,550)
Foreign exchange (gain) loss	(61,787)	108,294
Gain on dispositions	0	0
Other income	(7,526)	(1,172)
Total expenses	131,531	263,141
Net loss before income taxes	(131,531)	(263,141)
Income tax (recovery) expense
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	(45,668)	(34,960)
Income tax recovery	(45,668)	(34,960)
Net income (loss)	(85,863)	(228,181)
Total oil and natural gas capital expenditures	0	0
Consolidated
Revenue [abstract]
Petroleum and natural gas sales	1,805,919	1,428,870
Royalties	(320,241)	(313,754)
Revenue, net of royalties	1,485,678	1,115,116
Expenses
Operating	397,716	311,592
Transportation	43,942	36,869
Blending and other	68,795	68,832
General and administrative	45,469	45,825
Transaction costs	0	13,074
Exploration and evaluation	11,764	21,729
Depletion and depreciation	731,686	558,684
Impairment	187,822	285,341
Share-based compensation	15,894	19,534
Financing and interest	125,865	119,086
Financial derivatives loss (gain)	7,197	(43,550)
Foreign exchange (gain) loss	(61,787)	108,294
Gain on dispositions	(2,238)	(1,946)
Other income	(7,526)	(1,172)
Total expenses	1,564,599	1,542,192
Net loss before income taxes	(78,921)	(427,076)
Income tax (recovery) expense
Current income tax expense (recovery)	2,093	(35)
Deferred income tax expense (recovery)	(68,555)	(101,732)
Income tax recovery	(66,462)	(101,767)
Net income (loss)	(12,459)	(325,309)
Total oil and natural gas capital expenditures	$ 554,471	$ 493,903